UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     INVESTMENT COMPANY ACT FILE NUMBER 811-4401

                            NORTH TRACK FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           250 EAST WISCONSIN AVENUE
                                   SUITE 2000
                              MILWAUKEE, WI 53202
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

                          DAVID G. STOEFFEL, PRESIDENT
                            NORTH TRACK FUNDS, INC.
                           250 EAST WISCONSIN AVENUE
                                   SUITE 2000
                           MILWAUKEE, WISCONSIN 53202
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             CHARLES M. WEBER, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 978-6400

                  DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

                    DATE OF REPORTING PERIOD:  JUNE 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

[NORTH TRACK LOGO]
SHARPEN YOUR FOCUS

SEMIANNUAL REPORT
TO SHAREHOLDERS (Unaudited)

June 30, 2003

> CASH RESERVE FUND

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                               PRESIDENT'S LETTER
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                           JUNE 30, 2003 (UNAUDITED)

                                                                 August 25, 2003

DEAR SHAREHOLDER:

I'm pleased to provide you with the 2003 semiannual report for the North Track Cash Reserve Fund. Over the past year, we've seen investors slowly regain confidence in the equity markets. This was witnessed as assets in the Cash Reserve Fund fell among all share classes from $199.5 million to $189.3 million in the last six months.

Since the beginning of the year, stocks have been rallying on the basis of better economic growth and improved earnings. Low interest rates and inflation helped to support the markets' current earnings multiples. As these and other factors influence the markets, we will continue managing the fund to be responsive to the needs of shareholders.

As North Track's new President and CEO, following Robert Tuszynski's resignation, I am excited about the opportunity to continue to provide our shareholders high quality mutual fund products and service.

Thanks for your continued confidence in North Track and, as always, we welcome your questions or comments.

Best Regards,

/s/ David G. Stoeffel

David G. Stoeffel
President and CEO

This report contains information for existing shareholders of the North Track Cash Reserve Fund. It does not constitute an offer to sell. If an investor wishes to receive more information about the Fund, the investor should obtain a prospectus, which includes a discussion of the Fund's investment objective and all sales charges and expenses of the Fund.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                          SEMIANNUAL REPORT COMMENTARY
                           JUNE 30, 2003 (UNAUDITED)

The returns for the Cash Reserve Fund for the six months ended June 30,2003 were ..22% for Class X shares, .05% for Class B shares, .02% for Class C shares (since inception) and .41% for Class Y shares.

Over the first six months of the year, short-term interest rates were dominated by investors searching for signs of economic recovery and the expectation of further interest rate cuts by the Federal Reserve. Commercial paper yield curves started the year relatively flat with the spread between 7 day and 9 month paper at only 2 basis points. As the year progressed the expectation for a strong economic recovery started to fade and the front end of the market began to price in the possibility of an additional interest rate cut. At the March Federal Open Market Committee meeting the Federal Reserve left the Fed Funds rate unchanged but the commentary from the meeting showed concern that the economy was slowing. This only heightened the prospects of an interest rate cut at the June meeting. As we moved into June, commercial paper issuers started to price in the probability of a 50 basis point cut in rates. With the Federal Reserve actually cutting rates by 25 basis points in June, the yield curve ended the period relatively flat with commercial paper and Agency discount notes, 7 day to 9 month yields at 1.01% and 0.96% respectively.

In the expectation that the economic recovery would not be as robust as expected, the fund's average maturity was maintained between 50 and 55 days. This was done to preserve a higher yield as the prospect of another interest rate cut increased. During the period we increased the fund's weighting in commercial paper by reducing its exposure to asset-backed commercial paper and Agency notes. This was done to pickup incremental yield and increase the overall diversification of the portfolio.

As of June 30, the fund's holdings were allocated as follows: 66% commercial paper, 21% Agencies, 8% corporate bonds, 4% time deposits and 1% repurchase agreements and money market funds.

NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this semiannual report for the North Track Cash Reserve Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on these reports include the accuracy of the adviser's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2003 (UNAUDITED)

   PRINCIPAL                                                                           MATURITY     INTEREST        VALUE
     AMOUNT         DESCRIPTION                                                          DATE         RATE        (NOTE 1A)
   ---------        -----------                                                        --------     --------      ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 21.6%

FEDERAL FARM CREDIT BANK ("FFCB")
      $  800,000    FFCB Note                                                          11/03/03      1.800%      $    801,687
         300,000    FFCB Note                                                          10/07/03      4.820%           302,789
         250,000    FFCB Note                                                          09/08/03      5.375%           251,977
       1,300,000    FFCB Note                                                          07/28/03      5.730%         1,304,249
         250,000    FFCB Note                                                          07/01/03      4.250%           250,000
                                                                                                                 ------------
                    Total Federal Farm Credit Bank                                                                  2,910,702
                                                                                                                 ------------

FEDERAL HOME LOAN BANK("FHLB")
       2,465,000    FHLB Note                                                          11/14/03      6.375%         2,509,631
         500,000    FHLB Note                                                          10/27/03      5.325%           505,905
       2,000,000    FHLB Note                                                          10/24/03      3.060%         2,010,129
       1,100,000    FHLB Note                                                          10/20/03      5.190%         1,111,755
         500,000    FHLB Note                                                          09/29/03      6.000%           505,787
       7,360,000    FHLB Note                                                          09/15/03      5.125%         7,418,179
       1,730,000    FHLB Note                                                          08/15/03      4.125%         1,735,892
         200,000    FHLB Note                                                          08/06/03      6.000%           200,920
         465,000    FHLB Note                                                          07/07/03      4.500%           465,249
                                                                                                                 ------------
                    Total Federal Home Loan Bank                                                                   16,463,447
                                                                                                                 ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC")
         200,000    FHLMC Note                                                         11/28/03      3.050%           201,550
         920,000    FHLMC Note                                                         10/24/03      3.180%           925,362
         400,000    FHLMC Discount Note                                                09/30/03      0.930%           399,060
       2,587,000    FHLMC Note                                                         09/15/03      3.500%         2,598,194
         635,000    FHLMC Discount Note                                                08/21/03      0.910%           634,181
       1,640,000    FHLMC Note                                                         07/15/03      5.750%         1,642,779
                                                                                                                 ------------
                    Total Federal Home Loan Mortgage Corporation                                                    6,401,126
                                                                                                                 ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA")
         500,000    FNMA Discount Note                                                 01/09/04      1.220%           496,746
       3,000,000    FNMA Note                                                          11/15/03      3.125%         3,019,226
#<F3>  3,666,000    FNMA Note                                                          11/14/03      4.750%         3,711,217
       2,000,000    FNMA Discount Note                                                 11/14/03      1.400%         1,989,423
         500,000    FNMA Medium Term Note                                              09/29/03      5.500%           504,614
         500,000    FNMA Discount Note                                                 09/25/03      0.900%           498,925
         544,000    FNMA Discount Note                                                 09/24/03      1.180%           542,484
       4,006,000    FNMA Note                                                          08/15/03      4.000%         4,018,084
                                                                                                                 ------------
                    Total Federal National Mortgage Association                                                    14,780,719
                                                                                                                 ------------

STUDENT LOAN MARKETING ASSOCIATION ("SLMA")
         400,000    SLMA Medium Term Note                                              07/02/03      2.600%           400,009
                                                                                                                 ------------
                    Total Student Loan Marketing Association                                                          400,009
                                                                                                                 ------------
                    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                   40,956,003
                                                                                                                 ------------

CORPORATE SECURITIES -- 74.5%

BONDS AND NOTES -- 8.3%
       1,000,000    Associates Corporation Senior Notes                                04/20/04      5.800%         1,036,167
         103,000    Associates Corporation Senior Notes                                11/01/03      5.750%           104,474
       1,026,000    General Electric Capital Corporation Global Medium Term Notes      04/23/04      5.375%         1,062,404
       1,250,000    Merrill Lynch & Company Medium Term Notes                          05/21/04      5.550%         1,299,430
         475,000    Merrill Lynch & Company Medium Term Notes                          02/06/04      5.700%           487,663
       1,850,000    Merrill Lynch & Company Medium Term Notes                          12/08/03      1.500%a<F1>    1,851,118
       3,000,000    Merrill Lynch & Company Medium Term Notes                          08/15/03      1.480%a<F1>    3,001,194
          70,000    Norwest Finance Senior Notes                                       11/15/03      6.375%            71,317
       2,927,000    Toyota Motor Credit Corporation Global Medium Term Notes           11/13/03      5.625%         2,973,986
         442,000    Wells Fargo Company Global Medium Term Notes                       05/03/04      5.450%           457,819
       1,375,000    Wells Fargo Company Subordinate Notes                              11/01/03      6.125%         1,397,233
       2,000,000    Wells Fargo Company Senior Notes                                   07/14/03      7.250%         2,004,238
                                                                                                                 ------------
                    Total Corporate Bonds                                                                          15,747,043
                                                                                                                 ------------

COMMERCIAL PAPER -- 66.2%
       2,500,000    Abbey National North America LLC                                   08/21/03      1.010%         2,496,423
       5,000,000    Abbey National North America LLC                                   07/01/03      1.220%         5,000,000
\<F2>    240,620    AGA Capital, Inc.                                                  07/01/03      1.450%           240,611
       2,800,000    American General Finance Corporation                               08/20/03      1.020%         2,796,033
       1,100,000    American General Finance Corporation                               07/17/03      1.210%         1,099,411
       1,200,000    American General Finance Corporation                               07/11/03      1.230%         1,199,590
       4,500,000    American General Finance Corporation                               07/07/03      1.235%         4,499,074
         500,000    American Honda Finance Corporation                                 08/05/03      1.220%           499,407
       1,500,000    American Honda Finance Corporation                                 07/21/03      1.190%         1,499,008
       1,950,000    American Honda Finance Corporation                                 07/16/03      1.200%         1,949,033
       1,500,000    American Honda Finance Corporation                                 07/08/03      1.070%         1,499,688
       3,200,000    American Express Credit Corporation                                08/26/03      1.020%         3,194,923
       3,500,000    American Express Credit Corporation                                07/15/03      1.210%         3,498,353
       2,500,000    American Express Credit Corporation                                07/11/03      1.220%         2,499,153
       6,800,000    AMRO North America Finance, Inc.                                   07/11/03      1.090%         6,797,958
       1,000,000    AMRO North America Finance, Inc.                                   07/07/03      1.100%           999,817
       3,800,000    CIT Group, Inc.                                                    08/08/03      1.000%         3,795,989
       1,500,000    CIT Group, Inc.                                                    08/05/03      1.250%         1,498,177
       3,000,000    CIT Group, Inc.                                                    07/28/03      1.250%         2,997,188
         700,000    CIT Group, Inc.                                                    07/21/03      1.250%           699,514
         700,000    CIT Group, Inc.                                                    07/18/03      1.260%           699,583
       3,000,000    Cargill, Incorporated                                              08/18/03      1.170%         2,995,320
       1,500,000    Cargill, Incorporated                                              08/11/03      0.930%         1,498,411
       3,000,000    Cargill, Incorporated                                              07/10/03      1.120%         2,999,160
         820,000    Cargill, Incorporated                                              07/02/03      1.200%           819,972
       2,000,000    Chevron Texaco                                                     07/21/03      1.020%         1,998,867
       4,000,000    Citicorp                                                           07/10/03      1.200%         3,998,800
       4,500,000    Citicorp                                                           07/08/03      0.980%         4,499,142
\<F2>    354,802    Countrywide Home Loans                                             07/01/03      1.500%           354,787
\<F2>    354,802    Concord Minutemen Cap Co A                                         07/01/03      1.450%           354,787
       2,500,000    E I DuPont                                                         07/16/03      1.180%         2,498,771
         903,000    E I DuPont                                                         07/11/03      1.200%           902,699
\<F2>    354,802    Four Winds Funding DCP                                             07/01/03      1.550%           354,787
       3,500,000    General Electric Capital Corporation                               08/13/03      1.210%         3,494,941
         400,000    General Electric Capital Corporation                               07/29/03      1.220%           399,621
       1,700,000    General Electric Capital Corporation                               07/25/03      1.220%         1,698,617
       1,600,000    General Electric Capital Corporation                               07/11/03      1.220%         1,599,458
       1,400,000    General Electric Capital Corporation                               07/10/03      1.210%         1,399,577
       5,000,000    Household Finance Corporation                                      08/12/03      1.230%         4,992,825
       1,200,000    Household Finance Corporation                                      07/18/03      1.200%         1,199,320
       4,000,000    Household Finance Corporation                                      07/09/03      1.240%         3,998,898
       5,000,000    Marshall & Ilsley Corporation                                      08/25/03      1.020%         4,992,208
       1,100,000    Marshall & Ilsley Corporation                                      07/25/03      1.210%         1,099,113
         400,000    Marshall & Ilsley Corporation                                      07/03/03      1.230%           399,973
       3,700,000    Nestle Capital Corporation                                         08/05/03      1.210%         3,695,706
         500,000    Nestle Capital Corporation                                         07/31/03      1.180%           499,508
       1,000,000    Prudential Funding Corporation                                     07/03/03      1.230%           999,932
       2,350,000    Toyota Motor Credit                                                07/23/03      1.080%         2,348,491
       1,700,000    Toyota Motor Credit                                                07/11/03      1.180%         1,699,443
       2,200,000    Toyota Motor Credit                                                07/10/03      1.190%         2,199,345
         634,000    Toyota Motor Credit                                                07/09/03      1.210%           633,830
         800,000    UBS Finance (Delaware) LLC                                         07/14/03      1.070%           799,691
       5,000,000    UBS Finance (Delaware) LLC                                         07/07/03      1.175%         4,999,021
       4,000,000    Verizon Network Funding                                            08/15/03      1.010%         3,994,950
         500,000    Verizon Network Funding                                            08/13/03      1.030%           499,385
       5,000,000    Verizon Network Funding                                            08/12/03      0.920%         4,994,633
                                                                                                                 ------------
                    Total Commercial Paper                                                                        125,372,922
                                                                                                                 ------------
                    TOTAL CORPORATE SECURITIES                                                                    141,119,965
                                                                                                                 ------------

SHORT TERM SECURITIES -- 6.1%

EURODOLLAR TIME DEPOSIT -- 4.1%
       7,700,000    National City Bank of Indiana Grand Cayman Branch                  07/01/03      1.094%         7,700,000
                                                                                                                 ------------
                    Total Eurodollar Time Deposit                                                                   7,700,000
                                                                                                                 ------------

FLOATING RATE NOTES -- 0.6%
\<F2>    161,274    Amex Centurion Bank Medium Term Note                               09/24/03      1.054%           161,270
\<F2>    322,547    American Honda Finance                                             07/09/03      1.330%           322,450
\<F2>    161,274    Bear Stearns Co Medium Term Note                                   02/03/04      1.505%           161,274
\<F2>    161,274    Comerica Bank FDC                                                  10/24/03      1.145%           161,241
\<F2>    322,547    Washington Mutual Bank FA FDC                                      11/26/03      1.180%           322,547
                                                                                                                 ------------
                    Total Floating Rate Notes                                                                       1,128,782
                                                                                                                 ------------

MONEY MARKET -- 0.7%
       1,300,000    AIM Liquid Assets - Cash Management Fund                                                        1,300,000
          50,741    Highmark U.S. Government Money Market Fund                                                         50,741
                                                                                                                 ------------
                    Total Money Market                                                                              1,350,741
                                                                                                                 ------------

REPURCHASE AGREEMENTS -- 0.7%
\<F2>    488,022    Bank of America Sec LLC Triparty Repurchase Agreement                                             488,022
\<F2>    822,224    Lehman Brothers Triparty Repurchase Agreement                                                     822,224
                                                                                                                 ------------
                    Total Repurchase Agreements                                                                     1,310,246
                                                                                                                 ------------
TOTAL SHORT TERM SECURITIES                                                                                        11,489,769
                                                                                                                 ------------
TOTAL INVESTMENTS, AT AMORTIZED COST -- 102.2%                                                                    193,565,737
LESS COLLATERAL HELD FOR SECURITIES ON LOAN -- (2.0)%                                                              (3,744,000)
OTHER LIABILITIES LESS ASSETS -- (0.2)%                                                                              (441,444)
                                                                                                                 ------------
NET ASSETS-- 100.0%                                                                                              $189,380,293
                                                                                                                 ------------
                                                                                                                 ------------

NOTES TO SCHEDULE OF INVESTMENTS
(a)<F1> The security has a floating/variable rate coupon payment tied to the 1 Month US Libor rate. Rate reset monthly.
\<F2>   Security purchased with cash received to collateralize loaned securities
#<F3>   Loaned security

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

ASSETS:
   Investments in securities, at amortized cost and value:
       U.S. government and agency obligations                     $ 40,956,003
       Corporate investments                                       141,119,965
       Short-term investments                                       11,489,769
   Receivable for fund shares sold                                      14,908
   Interest receivable                                                 591,357
   Receivable from distributor                                           1,941
   Other assets                                                          3,504
                                                                  ------------
           Total assets                                            194,177,447
                                                                  ------------

LIABILITIES:
   Payable for capital shares redeemed              $   24,044
   Dividends payable (Retail Class X)                       49
   Dividends payable (Retail Class B)                       40
   Dividends payable (Retail Class C)                       --
   Dividends payable (Institutional Class Y)            21,039
   Management fees                                      32,398
   Broker service fees                                  60,876
   Distribution fees                                     1,400
   Investments purchased                               750,513
   Accrued expenses                                    162,795
   Collateral on securities loaned, at value         3,744,000
                                                    ----------
           Total liabilities                                         4,797,154
                                                                  ------------
NET ASSETS:                                                       $189,380,293
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
   Capital stock                                                  $189,358,520
   Undistributed net investment income                                   9,833
   Undistributed accumulated net realized gain                          11,940
                                                                  ------------
           Net Assets                                             $189,380,293
                                                                  ------------
                                                                  ------------

RETAIL CLASS X
   Net assets (in 000's)                                          $    144,240
   Shares issued and outstanding                                       144,224
   Net asset value and redemption price per share                        $1.00

RETAIL CLASS B
   Net assets (in 000's)                                          $      6,611
   Shares issued and outstanding                                         6,609
   Net asset value and redemption price per share                        $1.00

RETAIL CLASS C
   Net assets (in 000's)                                          $          1
   Shares issued and outstanding                                             1
   Net asset value and redemption price per share                        $1.00

INSTITUTIONAL CLASS Y
   Net assets (in 000's)                                          $     38,528
   Shares issued and outstanding                                        38,528
   Net asset value and redemption price per share                        $1.00

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                         $1,354,230
   Security lending revenue                                              7,553
                                                                    ----------
       Total investment income                                       1,361,783
                                                                    ----------

EXPENSES:
   Investment advisory fees                             197,941
   Custodian fees                                        13,290
   Transfer agent fees                                   15,495
   Accounting fees                                       45,837
   Distribution and shareholder servicing fees
       Retail Class X                                   290,578
       Retail Class B                                    38,761
       Retail Class C                                         3
   Professional fees                                     38,738
   Registration fees                                     20,208
   Communication                                         32,320
   Director fees                                         19,914
   Pricing of investments                                 1,810
   Administration fees                                  147,908
   Other expenses                                         4,445
                                                        -------
       Total expenses                                   867,248
   Less expenses absorbed by advisor                    (10,355)
                                                        -------
       Net expenses                                     856,893
NET INVESTMENT INCOME                                                  504,890
NET REALIZED GAIN FROM PORTFOLIO SALES                                   1,235
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  506,125
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX           FOR THE
                                                                          MONTHS ENDED         YEAR ENDED
                                                                         JUNE 30, 2003        DECEMBER 31,
                                                                          (UNAUDITED)             2002
                                                                         -------------        ------------
OPERATIONS:
   Net investment income                                                  $    504,890       $  2,263,365
   Net realized gain from investment sales                                       1,235             47,438
                                                                          ------------       ------------
       Net increase in net assets resulting from operations                    506,125          2,310,803
                                                                          ------------       ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                             304,182,448        597,777,049
   Net asset value of shares issued in distributions                           381,774          1,879,468
   Cost of shares redeemed                                                (314,689,820)      (611,207,125)
                                                                          ------------       ------------
       Net decrease in net assets from capital share transactions          (10,125,598)       (11,550,608)
                                                                          ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Investment income:
       Class X Shares                                                         (318,961)        (1,535,974)
       Class B Shares                                                           (3,940)           (33,708)
       Class Y Shares                                                         (181,989)          (692,654)
   Realized gain from investment sales:
       Class X Shares                                                               --            (24,805)
       Class B Shares                                                               --               (263)
       Class Y Shares                                                               --            (16,642)
                                                                          ------------       ------------
       Total distributions                                                    (504,890)        (2,304,046)
                                                                          ------------       ------------
       Total decrease in net assets                                        (10,124,363)       (11,543,851)

NET ASSETS:
   Balance at beginning of period                                          199,504,656        211,048,507
                                                                          ------------       ------------
   Balance at end of period                                               $189,380,293       $199,504,656
                                                                          ------------       ------------
                                                                          ------------       ------------

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                              CLASS X COMMON STOCK
                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of the North Track Cash Reserve Fund outstanding for the periods indicated. You should read this information in conjunction with the financial statements and related notes.

                                                 FOR THE SIX
                                                 MONTHS ENDED                    FOR THE YEARS ENDED DECEMBER 31,
                                                JUNE 30, 2003       -----------------------------------------------------------
                                                 (UNAUDITED)        2002         2001          2000          1999          1998
                                                -------------       ----         ----          ----          ----          ----
(Selected data for each retail share of the Fund
outstanding throughout the periods)

NET ASSET VALUE, BEGINNING OF PERIOD               $   1.00       $   1.00      $   1.00     $   1.00       $   1.00     $   1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                                .00            .01           .03          .06            .04          .05
                                                   --------       --------      --------     --------       --------     --------
LESS DISTRIBUTIONS:
   Dividends from net investment income                (.00)          (.01)         (.03)        (.06)          (.04)        (.05)
                                                   --------       --------      --------     --------       --------     --------
NET ASSET VALUE, END OF PERIOD                     $   1.00       $   1.00      $   1.00     $   1.00       $   1.00     $   1.00
                                                   --------       --------      --------     --------       --------     --------
                                                   --------       --------      --------     --------       --------     --------

TOTAL RETURN                                           .22%          1.09%         3.37%        5.64%          4.35%        4.77%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period(to nearest thousand)      $144,240       $136,663      $142,125     $113,595       $136,998     $147,998
Ratio of expenses to
  average net assets (a)<F5>                           .94%*<F4>      .92%          .96%         .80%           .90%         .89%
Ratio of net investment income to
  average net assets (a)<F5>                           .43%*<F4>     1.06%         3.23%        5.50%          4.26%        4.65%

*<F4>     Annualized
(a)<F5> For the years ended December 31, 1999 and 1998, the Fund adviser and administrator voluntarily reimbursed a portion of its fees. Without these reimbursements, the ratios of expenses and net investment income to average net assets of the Fund would have been as follows:

                                               FOR THE YEARS ENDED DECEMBER 31,
                                               --------------------------------
                                                      1999            1998
                                                      ----            ----
Ratio of expenses to average net assets               .93%            .96%
Ratio of net investment income
  to average net assets                              4.23%            4.58%

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                              CLASS B COMMON STOCK
                              FINANCIAL HIGHLIGHTS

                                                                                                              FOR THE PERIOD FROM
                                                      FOR THE SIX                                              DECEMBER 15, 1999
                                                      MONTHS ENDED        FOR THE YEARS ENDED DECEMBER 31,      (COMMENCEMENT OF
                                                     JUNE 30, 2003       ----------------------------------   OPERATIONS) THROUGH
                                                      (UNAUDITED)        2002           2001           2000    DECEMBER 31, 1999
                                                     -------------       ----           ----           ----   -------------------
(Selected data for each retail share of the Fund
outstanding throughout the periods)

NET ASSET VALUE, BEGINNING OF PERIOD                    $   1.00        $   1.00       $   1.00       $   1.00       $   1.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                                        .00             .01            .03            .05            .00
                                                        --------        --------       --------       --------       --------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.00)           (.01)          (.03)          (.05)          (.00)
                                                        --------        --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                          $   1.00        $   1.00       $   1.00       $   1.00       $   1.00
                                                        --------        --------       --------       --------       --------
                                                        --------        --------       --------       --------       --------

TOTAL RETURN**<F7>                                          .05%            .47%          2.75%          5.05%          3.47%*<F6>

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period(to nearest thousand)             $6,611          $7,521         $6,674         $3,332           $117
Ratio of expenses to average net assets (a)<F8>            1.28%*<F6>      1.52%          1.60%          1.40%          1.39%*<F6>
Ratio of net investment income
  to average net assets (a)<F8>                             .10%*<F6>       .45%          2.40%          4.94%          3.47%*<F6>

  *<F6>   Annualized
 **<F7> The Fund's sale charge is not reflected in total return as set forth in the table.
(a)<F8> For the year ended December 31, 2002 and the six months ended June 30, 2003, the Fund's distributor voluntarily subsidized a portion of expenses. Without this subsidy, the ratios of expenses and net investment income to average net assets of the Fund would have been as follows:

                                         FOR THE SIX MONTHS   FOR THE YEAR ENDED
                                        ENDED JUNE 30, 2003   DECEMBER 31, 2002
                                        -------------------   -----------------
     Ratio of expenses
       at average net assets                   1.54%                1.54%
     Ratio of net investment income
       to average net assets                   (.16)%                .43%

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                              CLASS C COMMON STOCK
                              FINANCIAL HIGHLIGHTS

                                                           FOR THE PERIOD FROM
                                                               MAY 1, 2003
                                                             (COMMENCEMENT OF
                                                           OPERATIONS) THROUGH
                                                              JUNE 30, 2003
                                                               (UNAUDITED)
                                                           -------------------
(Selected data for each retail share of the Fund outstanding throughout the periods)

NET ASSET VALUE, BEGINNING OF PERIOD                             $   1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                                              .00
                                                                 --------

LESS DISTRIBUTIONS:
   Dividends from net investment income                              (.00)
                                                                 --------
NET ASSET VALUE, END OF PERIOD                                   $   1.00
                                                                 --------
                                                                 --------

TOTAL RETURN**<F10>                                                  .02%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period(to nearest thousand)                          $1
Ratio of expenses to average net assets (a)<F11>                    1.15%*<F9>
Ratio of net investment income to average net assets (a)<F11>        .14%*<F9>

   *<F9>   Annualized
 **<F10> The Fund's sales charge is not reflected in total return as set forth in the table.
(a)<F11> Reflects a voluntary subsidy of Fund expenses by the Fund's distributor. Without these subsidies, the ratios of expenses and net investment income to average net assets of the Fund would have been as follows:
           Ratio of expenses at average net assets                      1.45%
           Ratio of net investment income to average net assets         (.16%)

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                  CLASS Y COMMON STOCK (INSTITUTIONAL SHARES)
                              FINANCIAL HIGHLIGHTS

                                                 FOR THE SIX
                                                 MONTHS ENDED                    FOR THE YEARS ENDED DECEMBER 31,
                                                JUNE 30, 2003       -----------------------------------------------------------
                                                 (UNAUDITED)        2002         2001          2000          1999          1998
                                                -------------       ----         ----          ----          ----          ----
(Selected data for each retail share of the Fund
outstanding throughout the periods)

NET ASSET VALUE, BEGINNING OF PERIOD               $   1.00       $   1.00      $   1.00     $   1.00      $   1.00      $   1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                                .00            .01           .04          .06           .05           .05
                                                   --------       --------      --------     --------      --------      --------
LESS DISTRIBUTIONS:
   Dividends from net investment income                (.00)          (.01)         (.04)        (.06)         (.05)         (.05)
                                                   --------       --------      --------     --------      --------      --------
NET ASSET VALUE, END OF PERIOD                     $   1.00       $   1.00      $   1.00     $   1.00      $   1.00      $   1.00
                                                   --------       --------      --------     --------      --------      --------
                                                   --------       --------      --------     --------      --------      --------

TOTAL RETURN                                           .41%          1.49%         3.78%        6.01%         4.67%         5.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(to nearest thousand)      $38,528        $55,321       $62,250      $32,800       $10,536       $19,889
Ratio of expenses to
  average net assets (a)<F13>                          .54%*<F12>     .54%          .56%         .50%          .58%          .48%
Ratio of net investment income to
  average net assets (a)<F13>                          .83%*<F12>    1.43%         3.57%        6.00%         4.54%         5.06%

  *<F12>   Annualized
(a)<F13> For the years ended December 31, 1999 and 1998, the Fund adviser and administrator voluntarily reimbursed a portion of its fees. Without these reimbursements, the ratios of expenses and net investment income to average net assets of the Fund would have been as follows:

                                               FOR THE YEARS ENDED DECEMBER 31,
                                               --------------------------------
                                                      1999            1998
                                                      ----            ----
     Ratio of expenses at average net assets          .62%             .55%
     Ratio of net investment income
       to average net assets                         4.50%            4.99%

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES --

North Track Funds, Inc. ("North Track"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with nine funds: Cash Reserve Fund, Wisconsin Tax-Exempt Fund, Tax-Exempt Fund, Government Fund, S&P100 Plus Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund. This report presents information only for the Cash Reserve Fund (the "Fund"). Information regarding the other funds is presented in separate reports. The assets and liabilities of each fund are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares.

The following is a summary of the significant accounting policies of the Fund:

     a)   Valuation of Investments

          Money market instruments are valued at amortized cost, which the Board of Directors have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     b)   Security Transactions

          Security transactions are recorded on a trade date basis. Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of expected maturity. Premiums are amortized on the investments of the Fund, accrued ratably to the date of expected maturity.

     c)   Federal Income Taxes

          Provision has not been made for Federal income taxes because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income or excise taxes is necessary.

          The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     d)   Expense Allocation

          Expenses associated with a specific fund are charged to that fund as they are incurred. Common expenses are allocated, as incurred, between the funds based upon the ratio of the net assets of the funds, or other equitable means.

     e)   Distributions to Shareholders

          Dividends from net investment income of the Fund are declared daily and paid monthly.

     f)   Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES --

     a)   Investment Advisory Fees

          B.C. Ziegler and Company ("BCZ") is the investment adviser to the Fund. For its services under the Investment Advisory Agreement, the advisor receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Fund's average daily net assets. For the six months ended June 30, 2003, the Fund incurred total advisory fees of $197,941.

     b)   Administration Fees

          Pursuant to an Administrative Services Agreement, BCZ provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services, BCZ receives a fee computed daily and payable monthly totalling 0.15% of average daily net assets up to $200 million, and 0.10% of such assets over $200 million. For the six months ended June 30, 2003, the Fund incurred administration fees of $147,908.

     c) BCZ has an Accounting and Pricing Agreement with North Track to provide accounting and pricing services to the Fund. In addition, the Fund pays BCZ distribution fees and shareholder service fees for shareholder accounts maintained by BCZ instead of the applicable transfer agent fees. The total amount of the fees paid to BCZ for the six months ended June 30, 2003 were as follows:

                                                 COMMISSION &               COMMISSION &
           SHAREHOLDER SERVICE CLASS X      DISTRIBUTION - CLASS X     DISTRIBUTION - CLASS B     FUND ACCOUNTING
           ---------------------------      ----------------------     ----------------------     ---------------
                     $180,554                      $105,340                    $1,378                 $45,837

3.  LINE OF CREDIT --

North Track has an available line of credit of $15,000,000. However, the Fund's borrowings, by investment restriction, cannot exceed 10% of the total net assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current prime rate. The Fund pays a commitment fee of 30 basis points per annum on the unused portion of the line. The Fund's policies allow borrowings for temporary or emergency purposes. There were no outstanding borrowings at June 30, 2003.

4.  SECURITIES LENDING --

The Fund may lend securities from time to time in order to earn additional income. The Fund receives initial collateral in the form of cash or U.S Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The Fund also continues to receive interest or dividends on the securities loaned. The cash collateral is invested in cash equivalents authorized by the Fund. The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government and securities meeting pre-established rating criteria. Invested collateral must also meet maturity requirements. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. As with other extensions of credit, there is risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems credit worthy.

The value of the cash collateral at period end is reported on the Fund's Statement of Assets and Liabilities. Earnings from the cash collateral is recorded on the Statements of Operations.

5.  CAPITAL SHARE TRANSACTIONS --

     (a) North Track has authorized common stock of ten billion shares with a par value of $.001 per share. Its shares are divided into nine mutual fund series as described in note 1. The Fund has designated four classes of shares: Class X (Retail Shares); Class B (CDSC Retail Shares); Class C (CDSC Retail Shares); and Class Y (Institutional Shares). The authorized shares of common stock may be allocated to any of the above funds or to new funds as determined by the Board of Directors. The shares of each fund have equal rights and privileges with all other shares of that fund.

     (b) Capital share activity in thousands, during the twelve months ended December 31, 2002 and six months ended June 30, 2003, was as follows.


                                              CLASS X        CLASS B        CLASS C        CLASS Y
                                              -------        -------        -------        -------
                                                                           (INCEPTION
                                                                           6/16/2003)
          SHARES OUTSTANDING
               AT DECEMBER 31, 2001           142,118          6,673           --           62,247
               Shares sold                    290,490          7,265           --          300,021
               Shares reinvested                1,555             32           --              292
               Shares redeemed               (297,518)        (6,451)          --         (307,237)
                                             --------         ------          ---         --------

          SHARES OUTSTANDING
               AT DECEMBER 31, 2002           136,645          7,519           --           55,323
               Shares sold                    144,321          2,433           11          157,417
               Shares reinvested                  318              3           --               61
               Shares redeemed               (137,060)        (3,346)         (10)        (174,273)
                                             --------         ------          ---         --------

          SHARES OUTSTANDING
               AT JUNE 30, 2003               144,224          6,609            1           38,528
                                             --------         ------          ---         --------
                                             --------         ------          ---         --------

NORTH TRACK FUNDS, INC.

1-800-826-4600

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

OFFICERS AND DIRECTORS
Marcia L. Wallace, Director
James G. DeJong, Director
Brian J. Girvan, Director
John J. Mulherin, Director
David G. Stoeffel, President, CEO
Franklin P. Ciano, CFO and Treasurer
Michael T. Karbouski, Assistant Treasurer
James L. Brendemuehl, Senior Vice President-Sales
John H. Lauderdale, Senior Vice President-Marketing
Kathleen J. Cain, Secretary
Donald J. Liebetrau, Assistant Vice President
Patricia A. Weinert, Assistant Vice President

INVESTMENT ADVISORS
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Geneva Capital Management, Ltd.
(Sub-Advisor to Managed Growth Fund)
250 East Wisconsin Avenue
Suite 1050
Milwaukee, Wisconsin 53202

DISTRIBUTOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

ACCOUNTING/PRICING AGENT
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco,  California 94111

COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

AUDITOR
Deloitte & Touche LLP
180 N. Stetson Avenue
Chicago, IL 60601-6779

250 East Wisconsin Avenue  o  Suite 2000  o  Milwaukee, Wisconsin 53202-4298

[NORTH TRACK LOGO]
SHARPEN YOUR FOCUS

SEMIANNUAL REPORT

SHAREHOLDER INFORMATION
1-800-826-4600
www.northtrackfunds.com

This report was prepared for the information of shareholders of North Track Funds, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current prospectus.

A05 NT865 - 08/03

ITEM 2.  CODE OF ETHICS

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEMS 5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

        (a)  Disclosure Controls and Procedures.  The Registrant's management,
             ----------------------------------
             with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-CSR. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

        (b)  Changes in Internal Control Over Financial Reporting.  There were
             ----------------------------------------------------
             no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.     DESCRIPTION OF EXHIBIT
-----------     ----------------------
10(a)(2)        Certification of Principal Executive Officer Required by
                Section 302 of the Sarbanes-Oxley Act of 2002

                Certification of Principal Financial Officer Required by
                Section 302 of the Sarbanes-Oxley Act of 2002

10(b) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 4th day of September, 2003.

                                   NORTH TRACK FUNDS, INC.

                                   By:  /s/ David G. Stoeffel
                                        ----------------------------------------
                                        David G. Stoeffel, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 4th day of September, 2003.

                                   By:  /s/ David G. Stoeffel
                                        ----------------------------------------
                                        David G. Stoeffel, President (Principal
                                        Executive Officer)

                                   By:  /s/ Franklin P. Ciano
                                        ----------------------------------------
                                        Franklin P. Ciano, Chief Financial
                                        Officer and Treasurer (Principal
                                        Financial Officer)